PREPAYMENTS AND ADVANCES TO SUPPLIERS NET(Tables)	12 Months Ended
Dec. 31, 2016
Prepayments And Advances To Suppliers Net [Abstract]
Schedule of prepayments and advances to suppliers
	December 31, 2016	December 31, 2015
Advances to raw material suppliers (a)	$1,980,943	$1,674,254
Advances to construction subcontractors (b)	2,828,301	529,583
Others	1,437	13,813
Subtotal	4,810,681	2,217,650
Allowance for doubtful accounts	(272,858)	(272,745)
	$4,537,823	$1,944,905

(a)	The prepayments and deposits on raw materials are generally required by our suppliers for the purpose of ongoing business relationships. The prepayments and deposits are not directly associated with any specific purchase contract or any specific price but will be used to offset any accounts payable balance resulting from any specific purchase order priced at market.

(b)	Advances to construction subcontracts represents the prepayments made by the Company to our construction subcontractors at the beginning of our customer projects for the purpose of acquiring necessary construction materials, equipment and required deposits.